Document and Entity Information	Jun. 02, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000315293
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 02, 2021
Entity Registrant Name	Aon plc
Entity Incorporation State Country Code	L2
Entity File Number	1-7933
Entity Tax Identification Number	98-1539969
Entity Address, Address Line One	Metropolitan Building
Entity Address, Address Line Two	James Joyce Street
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	D01 K0Y8
Local Phone Number	266 6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.000 Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.000% Senior Notes due 2023
Trading Symbol	AON23
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 3.500 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 3.500% Senior Notes due 2024
Trading Symbol	AON24
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 3.875 Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 3.875% Senior Notes due 2025
Trading Symbol	AON25
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 2.875 Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 2.875% Senior Notes due 2026
Trading Symbol	AON26
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.250 Senior Notes Due 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.250% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.450 Senior Notes Due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.450% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.600 Senior Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.600% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.750 Senior Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.750% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE